SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Fair value of financial instruments
	September 30, 2013
	Level 1	Level 2	Level 3	Fair Value
Current Assets:

Trading securities	$3,247,758	$--	$—	$3,247,758
Current Liabilities:

Derivative warrant liability	$-	$--	$2,150,084	$2,150,084

Fair value of Level 3 financial instruments
	Nine Months Ended	Nine Months Ended
	September 30, 2013	September 30, 2012
Fair value at beginning of period	$-	$-
Issuance of derivative warrant liability	2,205,660	-
Change in fair value	(55,576)	-
Fair value at end of period	$2,150,084	$-

Accounting for Share-Based Payments
	2013	2012

Risk-free interest rate	2.61%	2.42%
Expected volatility	61.67%	77.70%
Dividend yield	none	none
Expected term	6 years	5 years

The fair value of each share-based payment is estimated on the measurement date using the Black-Scholes model with the following assumptions:

	2012	2011

Risk-free interest rate	2.42%	2.69% - 3.90%
Expected volatility	77.70%	72.06% - 117%
Dividend yield	none	none
Expected term	5 years	5 years